Document and Entity Information	Dec. 29, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001943802
Document Type	8-K
Document Period End Date	Dec. 29, 2022
Entity Registrant Name	FIRST SEACOAST BANCORP, INC.
Entity Incorporation State Country Code	MD
Entity File Number	333-267398
Entity Tax Identification Number	92-0334805
Entity Address, Address Line One	633 Central Avenue
Entity Address, City or Town	Dover
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03820
City Area Code	(603)
Local Phone Number	742-4680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false